TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
TRADE RECEIVABLES
9.      TRADE RECEIVABLES

	Consolidated
	2021	2020
Trade receivables	3,930,340	4,029,643
(-) Allowance for expected credit losses	(453,981)	(432,108)
	3,476,359	3,597,535

Maximum exposure to credit risk on the date of the financial statements is the carrying amount of each maturity date range, net of the allowance for expected credit losses. The following table shows trade  receivables by exposure to allowance for expected credit losses as of December 31, 2021 and 2020:

	Consolidated
	2021		2020
	Trade receivables	Allowance for expected credit losses	Trade receivables	Allowance for expected credit losses
Current	2,488,412	(80,087)	1,988,583	(53,352)
Past due:
Up to 30 days	937,227	(68,782)	1,506,460	(76,848)
31 to 60 days	140,757	(56,784)	173,121	(56,124)
61 to 90 days	97,713	(49,731)	111,735	(54,172)
91 to 180 days	266,231	(198,597)	249,744	(191,612)
	3,930,340	(453,981)	4,029,643	(432,108)

The changes in the allowance for expected credit losses for the year ended December 31, 2021 and 2020 are as follows:

Consolidated
Balance as of December 31, 2019	(107,995)
Additions, net of reversals	(640,676)
Write-offs (a)	372,660
Exchange rate variation	(56,097)
Balance as of December 31, 2020	(432,108)
Additions, net of reversals	(837,822)
Write-offs (a)	817,446
Exchange rate variation	(1,497)
Balance as of December 31, 2021	(453,981)
(a)	Refers to accounts overdue for more than 180 days, which are written off when the Company has no expectation of recovering the trade receivables and sales of customer portfolios.